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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9/30/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ING Advisors, Inc.
                 -------------------------------
   Address:      7337 East Doubletree Ranch Rd.
                 -------------------------------
                 Scottsdale, AZ 85258
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-0797
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

    Person to contact for further information:

Name:    Michael Malaekeh
         -------------------------------
Phone:   480-477-2168
         -------------------------------

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robyn L. Ichilov
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   480-477-2160
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Robyn L. Ichilov               Scottsdale, AZ       November 14, 2003
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                          --------------------
Form 13F Information Table Entry Total:                                 47
                                                           --------------------

Form 13F Information Table Value Total:                     $  330,465,558
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------


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ING ADVISORS, INC.
FORM 13F
SEPTEMBER 30, 2003

                                                                                       INVESTMENT
                                    TITLE                                              DISCRETION               VOTING AUTHORITY
                                     OF                      MARKET     SHARES/   SH/               OTHER       ----------------
SECUITY                             CLASS        CUSIP       VALUE      PRN AMT   PRN     SOLE     MANAGERS    SOLE   SHARE   NONE
-------                             -----        -----       ------     -------   ---     ----     --------    ----   -----   ----
AMVESCAP PLC                    SPON ADR        03235E100   8,084,589    532,231  SH       SOLE              166,716      0  365,515
ANGLO AMERN PLC                 ADR             03485P102   1,389,473     76,555  SH       SOLE               75,100    210    1,245
BANCO BILBAO VIZCAYA ARGENTAAD  SPON ADR        05946K101  12,751,991  1,233,268  SH       SOLE              386,435      0  846,833
BRITISH SKY BROADCASTING GRPSP  SPON ADR        111013108  12,480,345    302,921  SH       SOLE               93,516      0  209,405
CANON INC ADR                   SPON ADR        138006309  17,895,636    367,316  SH       SOLE              123,082      0  244,234
CATERPILLAR INC                 COM             149123101   2,627,898     38,174  SH       SOLE               36,521     75    1,578
CISCO SYS INC                   COM             17275R102   1,593,803     81,358  SH       SOLE               76,217    170    4,971
CITIGROUP INC.                  COM             172967101   2,103,154     46,213  SH       SOLE               44,192    100    1,921
COMCAST CORP NEW                COM CL A        20030N101     655,079     21,255  SH       SOLE               20,468     72      715
DIAMOND OFFSHORE DRILLNG INC    COM             25271C102   1,101,039     57,646  SH       SOLE               54,579    100    2,967
DISNEY (WALT) HOLDING COMPANY   COM             254687106   1,494,476     74,094  SH       SOLE               70,090    150    3,854
DOW CHEMICAL CORP               COM             260543103   1,651,698     50,759  SH       SOLE               48,648    126    1,985
E M C CORP                      COM             268648102   1,398,431    110,723  SH       SOLE              102,877    100    7,746
GOLD FIELDS LTD NEW             SPON ADR        38059T106   8,843,001    624,065  SH       SOLE              190,945      0  433,120
FEDERAL NAT MORTGAGE ASSN       COM             313586109   1,836,292     26,158  SH       SOLE               25,067     55    1,036
FORD MTR CO DEL                 COM PAR $0.01   345370860   1,357,429    126,038  SH       SOLE              119,819    250    5,969
GENERAL ELEC CO                 COM             369604103   1,383,989     46,427  SH       SOLE               43,558    100    2,769
HONEYWELL INTERNATIONAL, INC.   COM             438516106   1,354,179     51,392  SH       SOLE               48,728    125    2,539
IMPERIAL TOBACCO GROUP PLC      SPON ADR        453142101  15,110,811    457,626  SH       SOLE              183,597    125  273,904
INTERNATIONAL PAPER CO.         COM             460146103   1,565,638     40,124  SH       SOLE               37,958    100    2,066
JOHNSON & JOHNSON               COM             478160104     162,228      3,276  SH       SOLE                2,950      0      326
KONINKLIJKE PHILIPS ELECTRS SP  NY REG SH NEW   500472303  14,190,643    619,138  SH       SOLE              181,086      0  438,052
LAFARGE COPPEE                  SPON ADR NEW    505861401  11,357,070    694,622  SH       SOLE              212,382      0  482,240
MEDTRONIC INC                   COM             585055106   1,994,522     42,509  SH       SOLE               40,574    105    1,830
MERCK & CO INC                  COM             589331107   1,496,682     29,567  SH       SOLE               28,098     75    1,394
MICROSOFT CORP                  COM             594918104   1,518,408     54,619  SH       SOLE               52,083    150    2,386

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
                                                                                       INVESTMENT
                                    TITLE                                              DISCRETION               VOTING AUTHORITY
                                     OF                      MARKET     SHARES/   SH/               OTHER       ----------------
SECUITY                             CLASS        CUSIP       VALUE      PRN AMT   PRN     SOLE     MANAGERS    SOLE   SHARE   NONE
-------                             -----        -----       ------     -------   ---     ----     --------    ----   -----   ----
NIPPON TELEG & TEL CORP         SPON ADR        654624105  12,576,860    555,515  SH       SOLE              197,060    165  358,290
NOMURA HLDGS INC                SPON ADR        65535H208  16,859,163  1,051,070  SH       SOLE              317,436      0  733,634
NOVARTIS AG                     SPON ADR        66987V109  14,217,654    366,057  SH       SOLE              120,272      0  245,785
ORACLE SYS CORP                 COM             68389X105   1,252,913    111,370  SH       SOLE              106,110    200    5,060
PEARSON PLC                     SPON ADR        705015105   1,341,140    140,140  SH       SOLE              132,376    325    7,439
PFIZER INC                      COM             717081103   1,446,848     47,625  SH       SOLE               45,290    110    2,225
PROCTER & GAMBLE COMPANY        COM             742718109   1,932,512     20,820  SH       SOLE               19,770     50    1,000
RIO TINTO PLC                   SPON ADR        767204100  17,626,079    200,867  SH       SOLE               79,453     50  121,364
ROYAL DUTCH PETRO-NY SHARES     NY REG EUR.56   780257804  12,620,603    285,534  SH       SOLE               89,024      0  196,510
ST PAUL COS INC                 COM             792860108   1,527,043     41,238  SH       SOLE               39,057    100    2,081
SCHLUMBERGER LTD.               COM             806857108  14,228,342    293,974  SH       SOLE               90,193      0  203,781
SEARS ROEBUCK & CO              COM             812387108   2,199,138     50,289  SH       SOLE               47,910    125    2,254
SIEMENS AG                      SPON ADR        826197501  13,803,141    232,337  SH       SOLE               72,282      0  160,055
TDC A/S                         SPON ADR        87236N102  13,900,734    914,522  SH       SOLE              284,291      0  630,231
TELEFONICA DE ESPANA SA         SPON ADR        879382208  15,019,846    423,691  SH       SOLE              159,119    110  264,462
TEVA PHARMACEUTICAL INDS        ADR             881624209   8,986,578    157,108  SH       SOLE               49,290      0  107,818
TOTAL S A                       SPON ADR        89151E109  16,951,306    223,632  SH       SOLE               87,677     35  135,920
TOYOTA MTR LTD                  SPON ADR        892331307  17,589,045    295,366  SH       SOLE              113,624     75  181,667
VODAFONE GROUP PLC              SPON ADR        92857W100  15,209,147    751,069  SH       SOLE              283,489    130  467,450
UNION PAC CORP                  COM             907818108   1,672,097     28,745  SH       SOLE               27,440     75    1,230
WELLS FARGO NEW                 COM             949746101   2,106,865     40,910  SH       SOLE               39,162    100    1,648